Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Trade and other current receivables [abstract]
Accrued interest income	$ 2,129	$ 12,680
R&D tax incentive receivable	4,825,270	3,125,775
Goods and services tax receivable	2,098	13,955
Total Trade and Other Receivables	$ 4,829,497	$ 3,152,410